Leases	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
Leases

7	Leases

The Company determines if a contract contains a lease at inception. US GAAP requires that the Company’s leases be evaluated and classified as operating or finance leases for financial reporting purposes. The classification evaluation begins at the commencement date and the lease term used in the evaluation includes the non-cancellable period for which the Company has the right to use the underlying asset, together with renewal option periods when the exercise of the renewal option is reasonably certain and failure to exercise such option which results in an economic penalty.

The Company has two office premises operating lease agreements with lease terms of three years, respectively. The Company’s lease agreements do not contain any material residual value guarantees or material restrictive covenants. Upon adoption of ASU 2016-02, no right-of-use (“ROU”) assets nor lease liability was recorded for the lease with a lease term of one year or less.

As of December 31, 2025, the Company had the following non-cancellable operating lease contracts:

Description of lease	Lease term
Office premise – Block 1090, #06-08	3 years
Office premise – Block 1090, #06-10, 11, 12 & 13	3 years

(a) Amount recognized in the consolidated balance sheets:

	As of December 31,
	2024	2025	2025
	S$	S$	US$

Right-of-use assets	30,940	316,725	246,229

Operating lease liabilities
Current	35,812	110,233	85,698
Non-current	-	207,557	161,359
	35,812	317,790	247,057

(b) A summary of lease cost recognized in the Group’s consolidated statements of operations is as follows:

	Years Ended December 31,
	2023	2024	2025	2025
	S$	S$	S$	US$

Operating lease cost
Operating lease expense	46,402	44,185	63,352	49,251

(c) Supplemental cash flow information related to leases is as follows:

	Years Ended December 31,
	2023	2024	2025	2025
	S$	S$	S$	US$

Cash paid for amounts included in the measurement of lease liabilities:
Cash flows from operating leases	46,402	44,185	63,352	49,251

CUPRINA HOLDINGS (CAYMAN) LIMITED

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Lease Commitment

Future minimum lease payments under non-cancellable operating lease agreements as of December 31, 2025 were as follows:

	Minimum lease payment
	2025	2025
Twelve months ending December 31,	S$	US$
2026	123,749	96,205
2027	123,749	96,205
2028	93,010	72,309
Total future minimum lease payments	340,508	264,719
Less: imputed interest	(22,718)	(17,662)
Present value of operating lease liabilities	317,790	247,057
Less: current portion	(110,233)	(85,698)
Long-term portion	207,557	161,359

The following summarizes other supplemental information about the Company’s lease as of December 31, 2025:

	As of December 31,
	2024	2025
Weighted average discount rate
Operating leases	5.25%	5.25%

Weighted average remaining lease term
Operating leases	9 months	2 years 10 months